Leases (Details) - Schedule of carrying amounts of lease liabilities - Leases [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of carrying amounts of lease liabilities [Line Items]
Beginning balance	¥ 3,279	¥ 17,490
Ending balance	8,773	3,279
Additions	8,578	2,734
Accretion of interest	235	1,082
Covid-19 - related rent concessions from a lessor	(859)
Lease termination	(1,151)	(14,379)
Payments	(1,309)	(3,648)
Current	4,123	2,486
Non-current	¥ 4,650	¥ 793